Derivative Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Derivative Liabilities [Text Block]
Note 4	Derivative Financial Instruments

During the year ended September 30, 2013, the Company issued an aggregate of 6,448,966 common stock purchase warrants that were required to be accounted for as liabilities pursuant to ASC 815.

At September 30, 2013, these common stock purchase warrants were still outstanding and were being accounted for pursuant to the guidance of ASC 815, whereby these derivative instruments are required to be recorded as liabilities on the balance sheet measured at fair value and were marked-to-market at each balance sheet date with the change in fair value being recorded in the consolidated statements of operations as other income or expense.

Effective in the six months ended March 31, 2014, the common stock purchase warrants were amended. As of the modification date, these warrants are no longer required to be accounted for as liabilities.

Pursuant to the guidance of ASC 815, the Company reclassified the fair value of these instruments on the date of modification into equity, with the change in fair value up to the date of modification being recorded on the consolidated statements of operations as other income.

A summary of the Company’s derivative liabilities for the three months ended March 31, 2014 and for the year ended September 30, 2013 is as follows:

	March 31,	September 30,
	2014	2013

Balance, beginning of the period	$904,000	$-
Fair value at issuance of derivative liability	-	919,000
Change in fair value of derivative liability	(683,000)	(15,000)
Transfer to equity upon modification of warrant terms	(221,000)	-
Balance, end of the period	$-	$904,000

Note 4	Derivative Liabilities

During the year ended September 30, 2013, the Company issued an aggregate of 6,448,966 share purchase warrants that are required to be accounted for as liabilities pursuant to ASC 815 because the terms of the warrants contain provisions that are in violation of the fixed for fixed criteria of that guidance such that the warrant agreements provide the holder with a full ratchet down adjustment to the exercise price such that in the event the Company, during the term of the warrants, issues common stock or common stock equivalents at a price per share lower than the exercise price of the warrants, the exercise price of the warrants will be adjusted to equal the price at which the new common stock or common stock equivalents are issued.

At September 30, 2013, these share purchase warrants were still outstanding and were being accounted for as liabilities carried at fair value.

During the year ended September 30, 2012, the Company had derivative liabilities that consisted of embedded conversion features in the Company’s convertible promissory notes.

Pursuant to the guidance of ASC 815, these derivative instruments are required to be recorded as liabilities on the balance sheet measured at fair value and are marked-to-market at each balance sheet date with the change in fair value being recorded in the consolidated statements of operations as other income or expense.

A summary of the Company’s derivative liabilities for the years ended September 30, 2013 and 2012 is as follows:

	2013	2012

Balance, beginning of the period	$-	$67,500
Fair value at issuance of derivative liability	919,000	-
Change in fair value of derivative liability	(15,000)	(67,500)
Balance, end of the period	$904,000	$-

The convertible promissory notes containing embedded conversion features that were required to be separately accounted for as derivative liabilities matured during the year ended September 30, 2012 and consequently, the liability was extinguished as at September 30, 2012.